Property, equipment and software, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
8.	Property, equipment and software, net
Property, equipment and software, net consist of the following:

	December 31
	2019	2020
	RMB	RMB
Building*	—	92,747
Computer and electronic equipment	14,546	14,442
Software	8,947	11,782
Office furniture and equipment	1,153	1,161
Leasehold improvement	1,473	1,473
Vehicle	—	664

Total	26,119	122,269

Less: Accumulated depreciation and amortization	(11,802)	(15,061)

Property, equipment and software, net	14,317	107,208

*	In December 2020, the Group purchased a commercial property from a third party, with a total consideration of RMB92,747 excluding taxes.

Depreciation and amortization expenses for the years ended December 31, 2018, 2019 and 2020 was RMB2,912, RMB3,906 and RMB3,516, respectively.